Impairment Charges on Financial Assets (Tables)	12 Months Ended
Mar. 31, 2025
Text Block1 [Abstract]
Summary of Impairment Charges on Financial Assets
Impairment charges (reversals) on financial assets for the fiscal years ended March 31, 2025, 2024 and 2023 consisted of the following:

	$		$		$
	For the fiscal year ended March 31,
	2025		2024		2023

	(In millions)
Loans and advances		¥378,791		¥222,894		¥138,176
Loan commitments		18,162		(13,875)		8,016
Financial guarantees		14,030		(3,923)		2,272
Investment securities		295		—		—

Total impairment charges on financial assets		¥411,278		¥205,096		¥148,464